Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
VIG-SUSTK-1125-102 1.9911405.102	November 1, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond Portfolio
Investor Class
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Franco Castagliuolo (Co-Portfolio Manager) has managed the fund since 2025.
VIPIGB-INV-SUSTK-1125-102 1.9911406.102	November 1, 2025